Operating Assets and Liabilities - Other Payables (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Assets and Liabilities
Liabilities related to collaboration agreements	kr 53	kr 15
Staff cost liabilities	296	134
Other liabilities	781	892
Accounts payable	350	145
Total at December 31	1,480	1,186
Non-current other payables		1
Current other payables	1,480	kr 1,185
Pension obligations	kr 0